Related Party Transactions - Schedule of Related Party Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable [Member] | DBDC [Member]
Schedule of Related Party Activities [Line Items]
Balance	$ 128	$ 145
Expenses Incurred (COS)
Revenue	32	25
Cash Received / Paid	(43)	(42)
Balance	117	128
Accounts Receivable [Member] | DFI [Member]
Schedule of Related Party Activities [Line Items]
Balance
Expenses Incurred (COS)
Revenue	50
Cash Received / Paid	(50)
Balance
Accounts Payable [Member] | NAC [Member]
Schedule of Related Party Activities [Line Items]
Balance	51
Expenses Incurred (COS)	106	366
Revenue
Cash Received / Paid	(97)	(315)
Balance	$ 60	$ 51